Contract revenues (Tables)	12 Months Ended
Dec. 31, 2020
Contract revenues [Abstract]
Contract Revenues
The following tables provide contract revenue amounts from its LCAs for the years ended December 31, 2020, 2019 and 2018, respectively.

	For the years ended December 31,
In CHF thousands	2020	2019	2018
Lilly	14,348	105,662	—
Genentech	—	—	—
Janssen	1,083	1,173	2,157
Life Molecular Imaging	—	2,206	—
Biogen	—	1,063	4,024
Other	—	352	731
Total contract revenue	15,431	110,456	6,912

During the years ended December 31, 2020, 2019 and 2018, the Company recognized the following contract revenues as a result of changes in the contract asset and the contract liability balances in the respective periods:

	For the years ended December 31,
In CHF thousands	2020	2019	2018
Revenues recognized in the period from:
Amounts included in the contract liability at the beginning of the period	4,477	351	1,551
Performance obligations satisfied in previous periods	10,000	2,206	—

Changes in Contract Assets and Contract Liabilities
The following table presents changes in the Company’s contract assets and liabilities during the years ended December 31, 2020 and 2019:

In CHF Thousands	Balance at the beginning of the reporting period	Additions	Deductions	Balance at the end of the reporting period
Twelve months ended December 31, 2020:
Accrued income	1,095	2,354	(1,858)	1,591
Deferred income	4,477	1,467	(5,638)	306

Twelve months ended December 31, 2019:
Accrued income	3,667	2,211	(4,783)	1,095
Deferred income	351	7,686	(3,560)	4,477